LEASES	12 Months Ended
Dec. 31, 2021
LEASES
LEASES

NOTE 12 — LEASES

The Company’s main operating subsidiary, China Liberal Beijing, leases office spaces for its headquarter office and local branches under non-cancelable operating lease agreements with various expiration dates in 2022. Lease expense for the years ended December 31, 2021, 2020 and 2019 was $92,537, $158,612 and $235,894, respectively.

As of December 31, 2021 and 2020, the remaining lease term was 6 months and one-and-a-half years, respectively. The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on the benchmark lending rate for three-year loans as published by China’s central bank in order to discount lease payments to present value. The weighted-average discount rate of the Company’s operating leases was 3.95% and 3.95%, as of December 31, 2021 and 2020.

Supplemental balance sheet information related to operating leases was as follows:

As of
December 31,
2021
Right-of-use assets	$185,095
Right of use asset-accumulated amortization	(137,478)
Right-of-use assets, net	47,617

Lease liability, current	47,617
Total lease liability	$47,617

As of December 31, 2021, maturities of lease liability were as follows:

Maturity of operating lease liability
2022	$47,861
Total future minimum lease payments	47,861
Less imputed interest	(244)
Total	$47,617